COMMITMENTS (Schedule of Rental Expenses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 168	$ 73	$ 277	$ 174
Lien amount in respect of bank guarantees granted in order to secure the lease agreements	$ 183		$ 183